Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances						¥ 119,350
Cumulative effect of accounting change			¥ 967			967
Net current-period other comprehensive income		$ 70	483	¥ 872	$ 69	476	¥ 1,661
Balances		25,166	172,844		25,166	172,844
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances						(888)	(2,022)
Cumulative effect of accounting change	[1]		0			0
Other comprehensive income before reclassification						79	974
Amounts reclassified from accumulated other comprehensive income						80	48
Net current-period other comprehensive income						159	1,022
Other comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests						(992)	192
Balances		(251)	(1,721)	(808)	(251)	(1,721)	(808)
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances						1,818	239
Cumulative effect of accounting change	[1]		(1,854)			(1,854)
Other comprehensive income before reclassification						3,529	1,406
Amounts reclassified from accumulated other comprehensive income						(1,358)	(767)
Net current-period other comprehensive income						317	639
Other comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests						(15)	0
Balances		309	2,120	878	309	2,120	878
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances						930	(1,783)
Cumulative effect of accounting change	[1]		(1,854)			(1,854)
Other comprehensive income before reclassification						3,608	2,380
Amounts reclassified from accumulated other comprehensive income						(1,278)	(719)
Net current-period other comprehensive income						476	1,661
Other comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests						(1,007)	192
Balances		$ 58	¥ 399	¥ 70	$ 58	¥ 399	¥ 70

[1]	Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.